Inventories, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventories, Net [Abstract]
Inventory write-down	¥ 5,962	$ 817	¥ 10,026	¥ 523